UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                FORM N-CSR
           CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES

              Investment Company Act file number:  811-09941

                             AMBASSADOR FUNDS
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                      211 West Fort Street, Suite 720
                      Detroit, MI                         48226
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)  (ZIP CODE)

                             Brian T. Jeffries
                    Ambassador Capital Management, LLC
                      211 West Fort Street, Suite 720
                             Detroit, MI 48226
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

    Registrant's telephone number, including area code:  (313) 961-3111

                     Date of fiscal year end:  July 31

                 Date of reporting period:  July 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory , disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1.  ANNUAL REPORT TO SHAREHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).


Annual Report
July 31, 2004


(Logo appears here) AMBASSADOR
                    F U N D S




Money Market Fund


Investment products:
       * Are not deposits of, or guaranteed by, Ambassador
         Capital Management, L.L.C., or any of its affiliates
       * Are not insured by the FDIC
       * Are subject to investment risks, including the possible loss of the principal amount invested

This material must be
accompanied or preceded
by a prospectus.

Ambassador Funds

Table of Contents
Annual Report - July 31, 2004






Letter to Shareholders                                             1

Performance Highlights                                             3

Shareholder Expenses                                               4

Schedule of Portfolio Investments                                  5

Financial Statements                                               9

Financial Highlights                                               11

Notes to Financial Statements                                      12

Report of Independent Registered Public Accounting Firm            15

Trustees                                                           16

Unaudited Information                                              17

Ambassador Funds
Letter to the Shareholders

                                                            September 10, 2004
Dear Shareholder:

The Ambassador Money Market Fund has completed four years of operation with short term rates turning upward from their 46 year lows of 1.00%. In fact, the Federal Reserve has increased short-term rates twice over the past few months to a level of 1.50%. As the economy shows more strength, the direction of short term interest rates should continue their rise. The question remains how quickly and how much. This will depend upon continued economic growth, employment gains and the rate of inflation. While the economy exhibited signs of recovery throughout the year, it has been slower than expected. Going forward, we expect growth to continue, but at a more modest pace relative to prior industry projections.

For the One, Two and Three year periods ended June 30, 2004, the Ambassador Money Market Fund ranked 25th out of 402 funds, 38th out of 376 funds and 51st out of 351 funds, respectively, in the Money Market Funds category as reported by Lipper. Year- to-date the Fund also ranked in the top 6th percentile, or 23rd out of 404 funds in the Money Market Funds category. As the Federal Reserve raises its benchmark over the next year, we anticipate higher money market yields for the Fund and we will endeavor to continue our mission to provide high quality, superior service to our shareholders.



Sincerely,


/S/ Conrad W. Koski                                  /s/ Brian T. Jeffries
Conrad W. Koski                                      Brian T. Jeffries
Chairman                                             President


<PAGE 1>










                    (This Page Is Left Intentionally Blank)





<PAGE 2>




Ambassador Funds
Money Market Fund                        Performance Highlights
                                                  July 31, 2004


Current 7-Day Yield: 1.08%         Average Days to Maturity: 37


PERFORMANCE             Average Annual Total Return

                                             Inception
                  1 Year       3 Year        since 8/1/2000

Ambassador        0.78%        1.22%         2.19%



[Mountain Graph Appears Here}

Date    Ambassador Fund
7/00	10,000
8/00	10,051
9/00	10,100
10/00	10,152
11/00	10,202
12/00	10,253
1/01	10,302
2/01	10,342
3/01	10,384
4/01	10,423
5/01	10,457
6/01	10,487
7/01	10,518
8/01	10,546
9/01	10,571
10/01	10,591
11/01	10,606
12/01	10,621
1/02	10,634
2/02	10,646
3/02	10,659
4/02	10,671
5/02	10,684
6/02	10,697
7/02	10,710
8/02	10,723
9/02	10,734
10/02	10,747
11/02	10,758
12/02	10,768
1/03	10,776
2/03	10,784
3/03	10,793
4/03	10,800
5/03	10,808
6/03	10,815
7/03	10,822
8/03	10,828
9/03	10,835
10/03	10,841
11/03	10,848
12/03	10,854
1/04	10,862
2/04	10,868
3/04	10,875
4/04	10,881
5/04	10,888
6/04	10,896
7/04	10,904


The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation.
Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



PORTFOLIO COMPOSITION

Commercial Paper			88.3%
Municipal Variable Rate Demand Notes	 3.9%
U.S. Government Agency Obligations	 1.6%
Certificates of Deposit			 6.2%


<PAGE 3>



Ambassador Funds
Money Market Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (February 1, 2004 to July 31, 2004).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                                                                                Expenses Paid
                                        Beginning           Ending              During Period*
                                        Account Value       Account Value       February 1, 2004
                                        February 1, 2004    July 31, 2004       to July 31, 2004
Actual                                  $ 1,000.00          $ 1,000.25                 $ 1.70
Hypothetical
(5% return per year before expenses)    $ 1,000.00          $ 1,023.53                 $ 1.72

* Expenses are equal to the Fund's annualized expense ratio of 0.34%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


<PAGE 4>


Ambassador Funds
Money Market Fund                       Schedule of Portfolio Investments
                                                            July 31, 2004

Commercial Paper - 88.3%*

                                                                   Principal
Security Description                                               Amount ($)   Value ($)
Banking - 19.0%
Amsterdam Funding Corp. (b), 1.47%, 09/03/04                       1,848,000    1,845,510
Fairway Finance Corp. (b), 1.45%, 08/26/04                         1,753,000    1,751,235
Fairway Finance Corp. (b), 1.55%, 11/30/04                         3,402,000    3,383,428
Fairway Finance Corp. (b), 1.07%, 09/15/04                         3,000,000    2,995,988
Fairway Finance Corp. (b), 1.75%, 12/21/04                         1,158,000    1,150,007
Falcon Asset Securitization Corp. (b), 1.45%, 08/31/04             4,902,000    4,896,077
Falcon Asset Securitization Corp. (b), 1.31%, 08/13/04             4,000,000    3,998,253
Galaxy Funding Inc. (b) 1.46%, 09/02/04                            3,000,000    2,996,107
Galaxy Funding Inc. (b) 1.35%, 08/05/04                            1,000,000      999,850
Galaxy Funding Inc. (b) 1.49%, 10/08/04                            4,000,000    3,988,742
Galaxy Funding Inc. (b) 1.23%, 08/23/04                            1,750,000    1,748,685
Steamboat Funding (b), 1.35%, 08/18/04                             4,000,000    3,997,450
Three Rivers Funding (b), 1.35%, 08/23/04                          4,000,000    3,996,700
Windmill Funding Corp. (b), 1.50%, 10/06/04                        4,000,000    3,989,000
Windmill Funding Corp. (b), 1.45%, 09/03/04                        3,000,000    2,996,012
Windmill Funding Corp. (b), 1.33%, 08/17/04                        1,710,000    1,708,989
                                                                               46,442,033

Conglomerate - 1.8%
Edison Asset Securitization, LLC (b), 1.30%, 11/01/04              2,241,000    2,233,554
Edison Asset Securitization, LLC (b), 1.05%, 08/02/04              2,148,000    2,147,937
                                                                                4,381,491

Construction Machinery - 4.1%
Dealers Capital Access, 1.26%, 08/25/04                            2,000,000    1,998,320
Dealers Capital Access, 1.84%, 12/03/04                            3,051,000    3,031,698
Dealers Capital Access, 1.53%, 09/07/04                            1,800,000    1,797,170
Dealers Capital Access, 1.58%, 10/13/04                              502,000      500,392
Dealers Capital Access, 1.23%, 08/12/04                            2,700,000    2,698,985
                                                                               10,026,565

<PAGE 5>


Ambassador Funds
Money Market Fund                      Schedule of Portfolio Investments
                                                           July 31, 2004

Commercial Paper - 88.3%*(Continued)

                                                                   Principal
                                                                   Amount ($)   Value ($)
Finance - 22.7%
Atlantis One Funding Corp. (b), 1.62%, 12/20/04                    2,000,000    1,988,930
Atlantis One Funding Corp. (b), 1.50%, 10/13/04                    1,500,000    1,495,438
Charta Corp. (b), 1.34%, 08/24/04                                  3,196,000    3,193,264
Charta Corp. (b), 1.34%, 08/27/04                                  3,000,000    2,997,097
Charta Corp. (b), 1.34%, 08/30/04                                  3,000,000    2,996,762
Eminent Funding Corp (b), 1.33%, 08/04/04                          2,000,000    1,999,778
Eminent Funding Corp (b), 1.46%, 09/02/04                          2,000,000    1,997,404
Eminent Funding Corp (b), 1.51%, 09/30/04                          3,500,000    3,491,192
Eminent Funding Corp (b), 1.31%, 08/03/04                          2,227,000    2,226,838
Galleon Capital Corp., 1.30%, 08/02/04                             2,007,000    2,006,927
Galleon Capital Corp., 1.33%, 08/16/04                             9,411,000    9,405,729
General Electric Capital Corp., 1.64%, 11/09/04                    1,750,000    1,742,028
General Electric Capital Corp., 1.46%, 09/15/04                    2,200,000    2,195,985
General Electric Capital Corp.,1.40%, 09/14/04                     2,000,000    1,996,578
National Rural Utilities, 1.45%, 09/10/04                          4,792,000    4,784,249
Old Line Funding Corp. (b), 1.34%, 08/24/04                        7,000,000    6,993,982
Old Line Funding Corp. (b), 1.33%, 08/16/04                        4,000,000    3,997,783
                                                                               55,509,964

Foreign Banking - 22.6%
Asset One Securitization (b), 1.36%, 08/16/04                      4,045,000    4,042,708
Barton Capital Corp. (b), 1.32%, 08/18/04                          3,186,000    3,184,014
Beethoven Funding Corp. (b), 1.41%, 09/07/04                       1,031,000    1,029,506
Beethoven Funding Corp. (b), 1.26%, 08/23/04                       2,000,000    1,998,460
Beethoven Funding Corp. (b), 1.51%, 10/01/04                       3,000,000    2,992,324
Beethoven Funding Corp. (b), 1.47%, 09/10/04                       2,000,000    1,996,733
Beethoven Funding Corp. (b), 1.65%, 10/21/04                       2,249,000    2,240,651
Greyhawk Funding LLC (b), 1.31%, 08/02/04                          4,000,000    3,999,854
Greyhawk Funding LLC (b), 1.50%, 10/08/04                          3,000,000    2,991,500
Greyhawk Funding LLC (b), 1.08%, 08/16/04                          3,000,000    2,998,650
Hannover Funding Corp. (b), 1.33%, 08/09/04                        3,000,000    2,999,113
Hannover Funding Corp. (b), 1.34%, 08/12/04                        4,341,000    4,339,223
Hannover Funding Corp. (b), 1.39%, 08/20/04                        3,500,000    3,497,432
Sydney Capital Corp. (b), 1.26%, 09/07/04                          1,010,000    1,008,692
Sydney Capital Corp. (b), 1.49%, 09/10/04                          2,089,000    2,085,541
Sydney Capital Corp. (b), 1.34%, 09/20/04                          1,840,000    1,836,576
Sydney Capital Corp. (b), 1.49%, 10/01/04                          3,835,000    3,825,318
Three Crowns Funding Corp. (b), 1.52%, 10/07/04                    4,000,000    3,988,684
Three Crowns Funding Corp. (b), 1.51%, 10/06/04                    4,000,000    3,988,927
                                                                               55,043,906

<PAGE 6>


Ambassador Funds
Money Market Fund                       Schedule of Portfolio Investments
                                                            July 31, 2004

Commercial Paper - 88.3%* (Continued)

                                                                   Principal
Security Description                                               Amount ($)   Value ($)

Insurance - 11.2%
Allstate Corp. (b), 1.32%, 08/02/04                                7,000,000    6,999,743
Co-Operative Association of Tractor Dealers, 1.62%, 12/01/04       2,634,000    2,618,075
Co-Operative Association of Tractor Dealers, 1.45%, 11/05/04         657,000      654,459
Co-Operative Association of Tractor Dealers, 1.81%, 12/27/04       3,000,000    2,977,677
Co-Operative Association of Tractor Dealers, 1.60%, 11/04/04       3,500,000    3,485,222
Triple A One Funding Corp. (b), 1.15%, 08/11/04                    1,670,000    1,669,467
Triple A One Funding Corp. (b), 1.33%, 08/16/04                    2,111,000    2,109,830
Triple A One Funding Corp. (b), 1.35%, 08/18/04                    6,767,000    6,762,686
                                                                               27,277,159

Pharmaceuticals - 4.3%
Pfizer, Inc. 1.03%, 09/09/04                                       5,000,000    4,994,421
Pfizer, Inc. 1.22%, 08/04/04                                       5,449,000    5,448,446
                                                                               10,442,867

Retail - 2.6%
7-Eleven, Inc., 1.27%, 08/02/04                                    6,503,000    6,502,771

TOTAL COMMERCIAL PAPER                                                        215,626,756


Municipal Variable Rate Demand Notes - 3.9%**
Kent County, GO, 1.48%, 03/01/05                                   7,000,000    7,000,000
Kent County, GO, 1.44%, 03/01/06                                   2,400,000    2,400,000

TOTAL MUNICIPAL VARIABLE RATE DEMAND NOTES                                      9,400,000


<PAGE 7>


Ambassador Funds
Money Market Fund                        Schedule of Portfolio Investments
                                                             July 31, 2004


U.S. Government Agency Obligations - 1.6%
                                                                  Principal
                                                                  Amount ($)    Value ($)

Federal Home Loan Bank 3.375%, 11/15/04                              720,000      724,087
Federal Home Loan Mortgage Corp. 3.25%, 11/15/04                   1,100,000    1,106,440
Federal Home Loan Mortgage Corp. 3.875%, 02/15/05                  1,532,000    1,552,451
Federal Farm Credit Bank 6.14%, 11/22/04                             421,000      426,978

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                        3,809,956



Certificates of Deposit - 6.2% (c)

Flagstar Bank, 1.58% 08/20/04                                      5,126,523    5,126,523
Mercantile Bank, 1.45% 08/09/04                                    5,014,583    5,014,584
Republic Bank, 1.35% 08/19/04                                      5,022,102    5,022,102
TOTAL CERTIFICATES OF DEPOSIT                                                  15,163,209

TOTAL INVESTMENTS (COST $243,999,921) (a) -100%                               243,999,921

(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.
(c)    Illiquid non-negotiable securities.
*      Rate presented indicates the effective yield at time of purchase.
** Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short term interest rates. The rate presented in this report represents the rate that was in effect on July 31, 2004. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
GO =   General Obligation

See Notes to Financial Statements


<PAGE 8>


Ambassador Funds
Money Market Fund

Statement of Assets and Liabilities

July 31, 2004

Assets:
Investments, at value
  (cost $243,999,921)                      $243,999,921
Interest receivable                              71,695
Total Assets                                244,071,616

Liabilities:
Cash overdraft                                      747
Dividends payable                               201,868
Accrued expenses and other liabilities:
       Advisory                                  40,150
       Other                                     78,077
       Total Liabilities                        320,842


Net Assets                                 $243,750,774

Composition of Net Assets:
Capital                                     243,751,450
Accumulated net realized losses from
  investment transactions                          (676)
Net Assets                                 $243,750,774


Institutional Shares:
Net Assets                                 $243,750,774
Shares Outstanding                          243,751,450
Net Asset Value, Offering Price, and
  Redemption Price per share                      $1.00




Statement of Operations
For the year ended July 31, 2004

Investment Income:
Interest                                     $2,986,186

Expenses:
Advisory                                        534,964
Administration                                  108,311
Accounting                                       36,660
Audit/Tax                                        21,498
Custody                                          49,426
Legal                                            33,116
Transfer Agent                                   43,354
Trustee                                          34,432
Other                                            49,788
  Total Expenses                                911,549

Net Investment Income                         2,074,637


Net Realized Gain from Investments:
Net realized gain from investment
transactions                                        884

Change in net assets
from operations                              $2,075,521



                See Notes to Financial Statements


<PAGE 9>


Ambassador Funds
Money Market Fund

Statement of Changes in Net Assets

                                                                   For the year ended

                                                                   July 31, 2004   July 31, 2003

Investment Activities:
Operations:


Net investment income                                                 $2,074,637       $3,546,203
Net realized gain (loss) from investment transactions                        884             (284)
Change in net assets from operations                                   2,075,521        3,545,919

Dividends:
Net investment income
   Institutional Shares                                               (2,074,637)      (3,531,724)
Change in net assets from shareholder dividends                       (2,074,637)      (3,531,724)

Capital Share Transactions:
Change in net assets from capital transactions                      (138,774,413)      31,977,473
Change in net assets from investment activities                     (138,773,529)      31,991,668

Net Assets:
Beginning of year                                                    382,524,303      350,532,635
End of year                                                         $243,750,774     $382,524,303

Share Transactions:*
Institutional Shares:
Issued                                                               296,710,855      660,642,650
Reinvested                                                             2,112,633        3,702,320
Redeemed                                                            (437,597,901)    (632,367,487)

Change in Institutional shares                                      (138,774,413)      31,977,483


Investor Shares:**
Issued                                                                         -               -
Redeemed                                                                       -              (10)
Change in Investor shares                                                      0              (10)
Change in shares                                                    (138,774,413)      31,977,473


* All capital share transactions have been processed at a net asset value of $1.00 per share.
** No investor shares are outstanding at July 31, 2004 and July 31, 2003.


                       See Notes to Financial Statements

<PAGE 10>


Ambassador Funds
Money Market Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

                                                     For the year ended

                                    July 31, 2004       July 31, 2003       July 31, 2002       July 31, 2001*
Institutional Shares

Net Asset Value,
  Beginning of Period                      $1.000              $1.000              $1.000              $1.000

Investment Activities:
Net investment income                       0.008               0.010               0.018               0.052
Net realized gain (loss)
  on investments                            0.000 (a)           0.000 (a)           0.000 (a)           0.000 (a)
Total from investment
  activities                                0.008               0.010               0.018               0.052


Dividends:
Net investment income                      (0.008)             (0.010)             (0.018)             (0.052)
Total dividends                            (0.008)             (0.010)             (0.018)             (0.052)

Net Asset Value,
  End of Period                            $1.000              $1.000              $1.000              $1.000

Total Return                                0.78%               1.03%               1.84%               5.18%

Ratios/Supplementary Data:
Net assets at end of
  period (000's)                         $243,751            $382,524            $350,533             $69,663
Ratio of expenses to average
  net assets                                0.34%               0.41%               0.44%               0.62%
Ratio of net investment income
  to average net assets                     0.78%               1.00%               1.58%               4.95%

* The Fund commenced operations on August 1, 2000.
(a) Amount less than $0.005 per share.

                       See Notes to Financial Statements

<PAGE 11>


Ambassador Funds
Money Market Fund

                    Notes to Financial Statements
                            July 31, 2004

1. Organization:
  Ambassador Funds (the "Trust") was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "Act"). The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the Ambassador Money Market Fund (the "Fund"). The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares. As of July 31, 2004, Investor Shares have not commenced operations. Capital share transactions related to the Investor Shares represents seed money only.

2. Significant Accounting Policies:
  The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:
  Securities in the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

Repurchase Agreements:
  The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value. Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Security Transactions and Investment Income:
  Security transactions are recorded on the date the security is purchased or sold. Net realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.


<PAGE 12>


Ambassador Funds
Money Market Fund

                       Notes to Financial Statements (Cont'd)
                                 July 31, 2004

Dividends to Shareholders:
  The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.

  The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:
  The Fund is a separate taxable entity for federal tax purposes.
The Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3. Related Party Transactions:

Investment Adviser:
  Ambassador Capital Management, L.L.C., (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

Administrator and Fund Accountant
  Effective August 1, 2003, the Fund entered into a new
Administration Agreement and Fund Accounting Agreement with Fund Services Group, L.L.C. ("Fund Services"). Fund Services is 45.5% owned by Monetta Financial Services, Inc. and 45.5% owned by Ambassador Capital Management, L.L.C., the Adviser to theFund. The remaining 9% is owned by employees of Fund Services Group, L.L.C. Pursuant to the two-year term Administration Agreement, the Fund will pay to Fund Services compensation at the following annual rate: 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million of net assets; and 2 basis points (0.02%) on net assets in excess of $1 billion. Such compensation is calculated and accrued daily, and paid to Fund Services monthly. A minimum annual fee of $30,000 applies. Pursuant to the two-year term Fund Accounting Agreement, the Fund will pay to Fund Services compensation at the following annual rate:
$30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; 1/2 basis point (0.005%) on the net assets in excess of $500 million. Such compensation is calculated and accrued daily, and paid to Fund Services monthly. In addition to the fees set forth above, the Fund shall also reimburse Fund Services for its reasonable out-of-pocket expenses.

Prior to August 1, 2003 BISYS and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") provided administration, transfer agency and fund accounting services.
The agreements with BISYS were terminated effective on August 1, 2003.


<PAGE 13>


Ambassador Funds
Money Market Fund

                       Notes to Financial Statements (Cont'd)
                                 July 31, 2004

Transfer Agent:
  Effective August 1, 2003, the Fund entered into a Transfer Agent
Servicing Agreement with U.S. Bancorp Fund Services, L.L.C. ("USBFS"). Pursuant to the agreement, the Fund pays USBFS at the annual rate of 1 basis point (0.01%) on the net assets, in addition to shareholder account fees, activity charges, service charges and various out of pocket expenses. A minimum fee of $28,000 applies.

Custodian:
  Effective August 1, 2003, the Fund entered a Custody Agreement whereby U.S. Bank National Association (the "Custodian") was appointed Custodian of the Fund. Pursuant to the Custody Agreement, the Custodian will earn portfolio transaction fees, in addition to an annual fee based on the following terms:3 basis points on the first $20 million in market value per fund; 2 basis points on the next $20 million of market value per fund; and 1 basis point on the balance. A minimum annual fee of $4,800 per fund will apply.

Distributor:
  Effective August 1, 2003, the Fund became self-distributed. Prior to August 1, 2003 the distributor for the Fund was BISYS.

4. Federal Tax Information:

   The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2004 were as follows:

Distributions paid from
Net Investment      Net Long Term                       Total Taxable  Tax Return      Total Dividends
Income              Capital Gains                       Distributions  of Capital      Paid*
$2,114,037          __                                  $2,114,037     __              $2,114,037

As of July 31, 2004 the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed       Undistributed                                      Accumulated     Total
Net Investment      Long-Term           Accumulated     Distributions  Capital and     Accumulated
Income              Capital Gains       Earnings        Payable        Other Losses**  Deficit
$201,868            __                  $201,868        ($201,868)     ($676)          ($676)


*Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

**As of July 31, 2004, the Fund had $676 in net capital loss carryforwards, which are available to offset future realized gains. The losses expire in 2011.


<PAGE 14>


Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Ambassador Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Ambassador Money Market Fund (the Company), including the schedule of portfolio investments, as of July 31, 2004, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights presented for each of the periods prior to 2004 were audited by other auditors, whose report dated September 5, 2003, expressed an unqualified opinion.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and other safekeeping banks. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ambassador Money Market Fund as of July 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
September 10, 2004





KPMG LLP


<PAGE 15>


Ambassador Funds
Money Market Fund

Management Information (Unaudited):

  The following table contains information regarding the Trustees and Officers of Ambassador Funds. Asterisks indicate those Trustees who are "interested persons," as defined in the Investment Company Act of 1940, as amended, of the Fund.The Fund's Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.


                                                Term of                                                    Number
                                                Office                                                     of Portfolios Other
                                                and Length                                                 in the Fund's Director
                                  Position(s)   of Time                                                    Complex       -ships
Name, Address                     Held with     Served with  Principal Occupation(s)                       Overseen      Held by
and Age                           the Funds     the Funds(a) During Past 5 Years                           by Trustee    Trustee
TRUSTEES:

Nicholas J. DeGrazia              Trustee       4 years      Principal of Modesitt, Associates, Inc.       1             None
PO Box 38                                                    (management consulting firm) since 1997;
North Street, MI  48049                                      Consultant of Lionel, L.L.C. from 1995-1996;
61 years                                                     President and Chief Operating Officer of
                                                             Lionel Trains, Inc. from 1990-1995.

Ronald E. Hall                    Trustee       4 years      President, Chief Executive Officer and        1             United
Bridgewater Interiors, LLC                                   Chairman of the Board of Bridgewater                        American
4617 West Fort St.                                           Interiors, L.L.C., an automotive supplier                   Healthcare
Detroit, MI 48209                                            joint venture with Johnson Controls, Inc,                   Corporation
60 years                                                     since 1998; President and Chief                             Since 2001.
                                                             Executive Officer of the Michigan
                                                             Minority Business Development
                                                             Council from 1992-1998.

Brian T. Jeffries*                Trustee      4 years       Founder and President of Ambassador           1             None
Ambassador Capital Mgmnt, L.L.C.  President                  Capital Management, L.L.C. since 1998;
211 West Fort St., Suite 720                                 Shareholder and Portfolio Manager of
Detroit, MI 48226                                            Munder Capital Management
39 years                                                     from 1994-1998.

Conrad W. Koski                   Trustee      4 years       Retired 1997; President and Chief Executive   1             None
Ambassador Capital Mgmnt, L.L.C.  Chairman                   Officer of First of Michigan Corporation
211 West Fort St., Suite 720                                 from 1996-1997 and Executive Vice
Detroit, MI 48226                                            President and Chief Financial Officer
58 years                                                     from 1982-1996. Officer and Trustee of
                                                             Cranbrook Funds from 1984-1997.

Gregory A. Prost*                 Trustee      4 years       Chief Investment Officer of Ambassador        1             None
Ambassador Capital Mgmnt, L.L.C.  Vice President             Capital Management, L.L.C. since 2000;
211 West Fort St., Suite 720                                 Shareholder and Senior Portfolio Manager
Detroit, MI 48226                                            of Munder Capital Management, Inc.
37 years                                                     from 1995-2000.

OFFICERS:


Kathryn J. Nurre                  Secretary    4 years       Vice President and Senior Portfolio Manager   1             None
Ambassador Capital Mgmnt, L.L.C.                             of Ambassador Capital Management, L.L.C.
211 West Fort St., Suite 720                                 since 1998; Director of Short Term Investments
Detroit, MI 48226                                            of Cranbrook Capital Management from
49 years                                                     1994 to 1998.

Maria DeNicolo                    Treasurer    1 year        President, Fund Services Group, L.L.C. since  1             None
Fund Services Group, L.L.C.                                  2003; Treasurer and Secretary of Monetta
1776-A South Naperville Rd., Suite 101                       Financial Services, Inc. from 1996 to present;
Wheaton, IL 60187                                            CFO since 1998; Principal Financial and
55 years                                                     Accounting Officer of Monetta Fund and Monetta
                                                             Trust since 2002; Secretary of Monetta Fund since
                                                             1998 and Monetta Trust since 1994; Treasurer
                                                             of the Monetta Fund since 1993 and of Monetta
                                                             Trust since 1994; Director of Monetta Fund and
                                                             Trustee of Monetta Trust from 12/01 through 4/03.

(a) Term of office is indefinite. Each Trustee and Officer serves until their successor is elected.

*Interested Trustees employees of the Adviser.


<PAGE 16>


Ambassador Funds
Money Market Fund

Unaudited Information
July 31, 2004

QUARTERLY PORTFOLIO OF INVESTMENTS

Beginning October 31, 2004, a Portfolio of Investments will be filed as of the end of the first and third quarter of each fiscal year on Form N-Q and will be available on the Securities and Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.


<PAGE 17>


Annual Report
July 31, 2004

Investment Adviser
Ambassador Capital Management L.L.C.
211 West Fort Street, Suite 720
Detroit, MI 48226


Counsel
Dykema Gossett PLLC
400 Renaissance Center
Detroit, MI 48243


For Additional Information Call:
1-800-992-0444






AMBASSADOR
F U N D S

Item 2.  CODE OF ETHICS.

   (a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

   (b) No information needs to be disclosed pursuant to this paragraph.

   (c) The Registrant has made no amendments to its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

   (d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

   (e) Not applicable.

   (f) (1)  Not applicable.
       (2)  Not applicable.
       (3) The Registrant undertakes to furnish a copy of such Code of Ethics to any person upon request, without charge, by calling 1-800-992-0444.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

THE BOARD OF TRUSTEES OF THE REGISTRANT HAS DETERMINED THAT THE REGISTRANT DOES NOT CURRENTLY HAVE A MEMBER SERVING ON ITS AUDIT COMMITTEE THAT MEETS THE DEFINITION OF AN "AUDIT COMMITTEE FINANCIAL EXPERT" AS DEFINED IN THE INSTRUCTIONS TO THIS FORM N-CSR.

ALTHOUGH EACH MEMBER OF THE REGISTRANT'S AUDIT COMMITTEE HAS ONE OR MORE OF THE ATTRIBUTES REQUIRED IN ORDER FOR SUCH PERSON TO BE DETERMINED TO BE AN AUDIT COMMITTEE FINANCIAL EXPERT, NO MEMBER HAS ALL OF SUCH REQUIRED ATTRIBUTES. THE TRUSTEES REVIEWED THE ATTRIBUTES, EDUCATION, AND EXPERIENCE OF EACH MEMBER OF THE REGISTRANT'S AUDIT COMMITTEE, THE NATURE OF THE ACCOUNTING PRINCIPLES APPLICABLE TO THE REGISTRANT, AND THE REGISTRANT'S UNDERLYING INTERNAL CONTROLS AND REPORTING MECHANISMS AND DETERMINED THAT THE MEMBERS OF THE REGISTRANT'S AUDIT COMMITTEE, AS A GROUP, HAVE THE EXPERIENCE AND EDUCATION NECESSARY TO PERFORM THE AUDIT COMMITTEE'S RESPONSIBILITIES, INCLUDING WITH RESPECT TO THE EVALUATION OF THE FINANCIAL STATEMENTS OF THE REGISTRANT. IN ADDITION, THE TRUSTEES DETERMINED THAT THE AUDIT COMMITTEE HAS THE RESOURCES AND AUTHORITY NECESSARY TO DISCHARGE ITS RESPONSIBILITIES, INCLUDING THE AUTHORITY TO RETAIN AT ANY TIME INDEPENDENT COUNSEL AND OTHER ADVISERS AND EXPERTS. THE TRUSTEES ALSO DETERMINED THAT EACH MEMBER OF THE REGISTRANT'S AUDIT COMMITTEE IS "INDEPENDENT" AS DEFINED IN THE INSTRUCTIONS TO THIS FORM N-CSR.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a) AUDIT FEES. Aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements:

               Fiscal year ended July 31, 2004 $16,000
               Fiscal year ended July 31, 2003 $12,700

   (b) AUDIT-RELATED FEES. Aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above:

                     None.

   (c) TAX FEES. Aggregate fees billed for professional services rendered by the principal accountant for review of tax filings and tax advice:

               Fiscal year ended July 31, 2004 $    0
               Fiscal year ended July 31, 2003 $    0

   (d) ALL OTHER FEES.  None.

   (e) (1) The Registrant's audit committee has adopted an Audit Committee Charter that requires that the audit committee review the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent public accountants.

       (2) During the fiscal year ended July 31, 2004, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

   (f) Not applicable.

   (g) Not applicable.

   (h) Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

Item 6.  SCHEDULE OF INVESTMENTS.

Not applicable, because the Schedule of Investments is included with the Registrant's Annual Report to Shareholders included under Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

Item 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 10.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the Registrant's principal executive officer and principal financial officer have determined that the Registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There has been no change in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11.  EXHIBITS.

(a)  Code of Ethics--not applicable (see Item 2).

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMBASSADOR FUNDS

By:  /S/ BRIAN T. JEFFRIES
         Brian T. Jeffries, President

Date:  October 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /S/ BRIAN T. JEFFRIES
         Brian T. Jeffries, President

By:  /S/ MARIA C. DeNICOLO
         Maria C. DeNicolo, Treasurer

Date:  October 6, 2004